RELATED PARTIES BALANCES AND TRANSACTIONS (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Related Party Transactions [Abstract]
Long-term investment	$ 57	$ 55
General and Administrative expense	787	783	$ 736
Other income (expense), net	$ 2	$ (55)	$ 44